UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Global Investment Servicing
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2009

                     DATE OF REPORTING PERIOD: MAY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

(GRAPHIC)

CHARTWELL DIVIDEND AND INCOME FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED MAY 31, 2009

(CHARTWELL INVESTMENT PARTNERS LOGO)
www.chartwellip.com

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

INVESTMENT OBJECTIVES & STRATEGY (UNAUDITED)

The Chartwell Dividend and Income Fund's (the "Fund") primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its objectives by investing, under normal circumstances, at least 50% of its total assets in income generating equity securities, including dividend paying common stocks, convertible securities, preferred stocks and other equity-related securities. In addition, the Fund may invest the balance of its total assets in non-convertible debt securities, consisting primarily of corporate bonds. The Fund attempts to minimize individual security risk by diversifying across many industries and asset classes. The Fund is a closed-end management investment company which trades on the New York Stock Exchange under the symbol CWF.

COMMON STOCK

The Fund invests in the common stocks of utility companies, Real Estate Investment Trusts (REITs) and other industrial and financial companies as well as other equity securities. Both utilities and REITs tend to offer a premium dividend yield with steady growth that can lead to capital appreciation. Industrial and financial stocks are primarily purchased for capital appreciation based on the fundamental value of the underlying company.

HIGH-YIELD CORPORATE BONDS

High-yield bonds are non-investment grade corporate debt obligations rated "Ba1" or lower by Moody's Investors Service, Inc. or "BB+" or lower by Standard and Poor's Ratings Group; they typically have a higher risk level than investment-grade bonds. These securities have historically compensated investors with higher levels of income for that risk. Prices usually are less sensitive to interest rate fluctuations than higher rated bonds because of the high income levels. However, the prices of these bonds are more sensitive to changes in the economy.

CONVERTIBLE SECURITIES

The Fund can invest in both convertible preferred stock and convertible bonds. Both pay fixed rates of income, but because they can be converted into common stock, they are indirectly tied to the common stock's performance. As a result, convertible securities generally offer higher income than common stocks and an opportunity for price appreciation when the value of the underlying security rises. The Fund buys convertibles when the underlying common stock offers strong growth potential as well.

COVERED CALL OPTIONS

The Fund is permitted to write (i.e., sell) covered call options on equity securities (including Exchange Traded Funds) or on stock indexes. The Fund may cover call options by: (i) owning the same security or, in the case of options on a stock index, a portfolio of stock substantially replicating the movement of the index underlying


                                        2
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

the call option until the option is exercised or expires; (ii) segregating cash or other liquid assets with the Fund's Custodian in an amount equal to the current market value of the call option; or (iii) other methods consistent with applicable laws, rules and regulations.

The writing of call options involves some investment analysis and risks that are different from those associated with securities transactions in common stocks. Options can seek to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk, and/or hedge to reduce individual security risk. Writing options to seek to increase income in the Fund involves the risk of net loss (after receiving the option premium) if the investment adviser is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the investment adviser is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The use of options may increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions.

INVESTMENT IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

The Board of Directors recently approved a clarification of the Fund's investment policies to permit the Fund to invest in shares of other investment companies, including exchange traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. ETF shares are listed and traded on stock exchanges at market prices.

An investment in other investment companies involves the risk in that the price of the shares can fluctuate up or down. Consequently, the Fund could lose money investing in another investment company if the prices of the securities owned by the investment company decline in value. In addition, ETFs are subject to the following risks that do not apply to conventional open-end funds: (i) market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; and
(iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

The Fund will bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase the Fund's expenses and decrease returns.


                                        3
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

TEMPORARY INVESTMENTS

The Board of Directors recently approved the addition of money market mutual funds and cash to the list of the Fund's temporary investments. Temporary investments can be made for defensive purposes in response to adverse market, economic, political or other conditions, pending investment of the proceeds of sales of portfolio securities, or at other times when suitable investments are not available. In addition to money market mutual funds and cash, the Fund is permitted to temporarily invest without limit in: debt securities issued by the U.S. Government, its agencies or instrumentalities; commercial paper (rated "A-2" or better by S&P or "P-2" or better by Moody's, similarly rated by another comparable rating agency or, if not so rated, of comparable quality as determined by the Fund's Manager); certificates of deposit or bankers' acceptances; or repurchase agreements with respect to any of the foregoing investments. The Fund is also permitted to borrow up to 5% of its total assets for temporary purposes.


                                        4
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

DEAR SHAREHOLDERS (UNAUDITED),

Stock market performance for the six months ended May 31, 2009 was the tale of two markets. From the start of the period through March 9, 2009, the market continued its significant decline from previous highs. After March 9th, the S&P 500 sharply reversed course and rebounded through May 31st. Overall, for the period, the market was up 4.05%. Meanwhile, over the entire period, the Chartwell Dividend and Income Fund's ("CWF") total market return was 26.52%. The net asset value (NAV) total return (including dividends) was 8.90% during the period. These results are discussed in greater detail later in this report.

A solid contributor to CWF's positive performance was the robust options writing strategy used on the common stock portfolio. Our ability to sell options on the portfolio's stock positions enabled CWF to take advantage of continued high options premiums. Through various portfolio transactions made during the period, we believe we continued to strengthen the portfolio during these uncertain and tumultuous times. Some of these changes are discussed in the fixed income and equity sections of this report.

The first portion of this semi-annual period saw a continuation of the economic and financial crises that we wrote about in the November 30, 2008 Annual Report to Shareholders. Home prices continued to decline and unemployment increased. This combination continued to exacerbate the challenging financial position of the banking system as banks had to absorb significant losses on mortgage and construction loans. Additionally, the economic decline continued to affect bank's credit card and commercial real estate portfolios. All of this uncertainty drove the S&P 500 Index down to its intra-day low of 667. On March 10th, it appears as if the all clear bell was rung and market participants found "green shoots" of nascent economic improvement. Around that time some of the financial institutions that were viewed to be in the most trouble let it be known that they had made significant profits in the first two months of the year. The rates of decline of many economic indicators began to ebb. Job losses slowed, China appeared to begin to feel the benefits of their substantial economic stimulus package, and the Baltic Dry Index began to increase indicating that demand for seaborne shipping was on the rise. These and other "green shoots" incited the market to rally almost 37% from its lows through the end of May.

As the stock market is a forward looking indicator, it appears to be discounting an economic recovery beginning sometime later this year. In general, we are in agreement with this notion. We believe that the economy will be on better footing in either late 2009 or early 2010. In our opinion, this improvement will come as a result of inventory restocking, the impact of the domestic stimulus package, continued low interest rates, global economic improvement and a steep yield curve helping the banking industry. The main question for investors is will an economic recovery be sustainable or will the economy slip back into another slowdown? We will continue to closely monitor the economy and markets and will endeavor to make appropriate adjustments in CWF's portfolio.


                                        5
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

Please read the accompanying equity and fixed income commentary for more information and analysis.

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

Sincerely,


/s/ Winthrop S. Jessup
Winthrop S. Jessup
CHAIRMAN
CHARTWELL DIVIDEND AND INCOME FUND


/s/ Bernard P. Schaffer                  /s/ Andrew S. Toburen
Bernard P. Schaffer                      Andrew S. Toburen
PORTFOLIO MANAGER                        PORTFOLIO MANAGER

                            PORTFOLIO MANAGEMENT TEAM

Bernard P. Schaffer                      Andrew S. Toburen
PORTFOLIO MANAGER                        PORTFOLIO MANAGER
EQUITY                                   FIXED INCOME

Paul Matlack                             Christine F. Williams
PORTFOLIO MANAGER                        PORTFOLIO MANAGER
FIXED INCOME                             FIXED INCOME


                                        6
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

HOW DID THE FUND PERFORM DURING THE SIX MONTH PERIOD ENDED MAY 31, 2009?

For the six month period ended May 31, 2009, the Fund's market return was 26.52% including dividends reinvested. The Fund's net asset value (NAV) return including dividends reinvested was 8.90%. The market, as measured by the S&P 500, was up 4.05% (including dividends) for the period having recovered nearly 37% from its lows on March 9, 2009.

The Merrill Lynch High Yield Cash Pay Index returned 34.78% for the six month period ended May 31, 2009, reversing a substantial portion of the high yield bond market's decline experienced in the last half of calendar 2008. The yield market's spread to Treasury (or risk premium) reached all-time highs in December, as uncertainty about the viability of the domestic banking system appeared to reach an apex. By late spring, the historic government actions in response to the credit collapse, along with evidence that the rate of economic deterioration may be slowing, contributed to a sharp reduction in the high yield market's risk premium (i.e. the yield spread over Treasury bonds fell as seen in the graph below). The yield on the Merrill Lynch High Yield Cash Pay Index declined from 21.69% at the start of the period to 13.84% by the end of May. Expressed differently, the average price of a high yield bond in the index rose from $56.74 to $76.41 over the six month the period.

                       HIGH YIELD SPREAD VS. DEFAULT RATES
                        (Source: Merill Lynch, Bloomberg)

                               (PERFORMANCE GRAPH)

                           HY INDEX
           ------------------------------------------------
                             SPREAD                  DEFAULT
            DATE              (BPS)               RATE (BPS)
           ------            ------               ----------
           May-85               323                     340
           Jun-85               373                     415
           Jul-85               366                     462
           Aug-85               347                     505
           Sep-85               345                     479
           Oct-85               365                     395
           Nov-85               396                     444
           Dec-85               409                     391
           Jan-86               418                     434
           Feb-86               408                     407
           Mar-86               487                     414
           Apr-86               521                     584
           May-86               473                     640
           Jun-86               445                     635
           Jul-86               510                     619
           Aug-86               505                     613
           Sep-86               481                     602
           Oct-86               467                     588
           Nov-86               486                     575
           Dec-86               502                     569
           Jan-87               471                     561
           Feb-87               436                     568
           Mar-87               434                     583
           Apr-87               412                     596
           May-87               373                     382
           Jun-87               389                     386
           Jul-87               394                     359
           Aug-87               366                     366
           Sep-87               357                     389
           Oct-87               423                     428
           Nov-87               458                     427
           Dec-87               455                     426
           Jan-88               483                     476
           Feb-88               458                     506
           Mar-88               436                     476
           Apr-88               418                     459
           May-88               402                     512
           Jun-88               401                     460
           Jul-88               379                     439
           Aug-88               378                     451
           Sep-88               408                     413
           Oct-88               429                     425
           Nov-88               402                     391
           Dec-88               406                     348
           Jan-89               425                     361
           Feb-89               408                     314
           Mar-89               426                     300
           Apr-89               451                     262
           May-89               482                     224
           Jun-89               530                     286
           Jul-89               573                     335
           Aug-89               527                     385
           Sep-89               558                     440
           Oct-89               630                     437
           Nov-89               646                     482
           Dec-89               645                     606
           Jan-90               627                     628
           Feb-90               663                     681
           Mar-90               655                     689
           Apr-90               631                     791
           May-90               651                     823
           Jun-90               635                     817
           Jul-90               660                     845
           Aug-90               711                     889
           Sep-90               825                     943
           Oct-90               904                     970
           Nov-90               932                     977
           Dec-90               934                     985
           Jan-91               975                   1,124
           Feb-91               811                   1,139
           Mar-91               720                   1,220
           Apr-91               648                   1,178
           May-91               644                   1,231
           Jun-91               600                   1,279
           Jul-91               567                   1,271
           Aug-91               578                   1,215
           Sep-91               623                   1,191
           Oct-91               557                   1,108
           Nov-91               567                   1,094
           Dec-91               641                   1,043
           Jan-92               489                     920
           Feb-92               467                     890
           Mar-92               429                     801
           Apr-92               407                     733
           May-92               417                     698
           Jun-92               418                     644
           Jul-92               431                     608
           Aug-92               436                     613
           Sep-92               449                     570
           Oct-92               457                     619
           Nov-92               443                     575
           Dec-92               457                     494
           Jan-93               453                     388
           Feb-93               452                     405
           Mar-93               446                     466
           Apr-93               433                     491
           May-93               410                     459
           Jun-93               409                     428
           Jul-93               404                     442
           Aug-93               434                     395
           Sep-93               443                     393
           Oct-93               432                     329
           Nov-93               395                     322
           Dec-93               383                     359
           Jan-94               322                     362
           Feb-94               296                     361
           Mar-94               310                     299
           Apr-94               316                     247
           May-94               326                     212
           Jun-94               331                     194
           Jul-94               356                     203
           Aug-94               348                     196
           Sep-94               322                     219
           Oct-94               315                     224
           Nov-94               337                     208
           Dec-94               344                     191
           Jan-95               342                     186
           Feb-95               336                     134
           Mar-95               332                     119
           Apr-95               318                     163
           May-95               344                     185
           Jun-95               368                     213
           Jul-95               338                     221
           Aug-95               355                     217
           Sep-95               373                     227
           Oct-95               374                     266
           Nov-95               387                     317
           Dec-95               396                     326
           Jan-96               366                     326
           Feb-96               321                     337
           Mar-96               325                     343
           Apr-96               300                     321
           May-96               282                     285
           Jun-96               306                     284
           Jul-96               298                     263
           Aug-96               275                     221
           Sep-96               270                     217
           Oct-96               297                     195
           Nov-96               305                     164
           Dec-96               266                     164
           Jan-97               260                     171
           Feb-97               243                     159
           Mar-97               258                     158
           Apr-97               271                     137
           May-97               243                     160
           Jun-97               241                     159
           Jul-97               242                     184
           Aug-97               230                     200
           Sep-97               234                     206
           Oct-97               272                     212
           Nov-97               266                     227
           Dec-97               269                     201
           Jan-98               271                     207
           Feb-98               261                     237
           Mar-98               260                     235
           Apr-98               271                     263
           May-98               293                     269
           Jun-98               350                     296
           Jul-98               351                     280
           Aug-98               502                     269
           Sep-98               573                     262
           Oct-98               613                     266
           Nov-98               530                     280
           Dec-98               555                     341
           Jan-99               550                     349
           Feb-99               507                     359
           Mar-99               510                     382
           Apr-99               464                     420
           May-99               467                     480
           Jun-99               465                     485
           Jul-99               444                     532
           Aug-99               465                     552
           Sep-99               489                     584
           Oct-99               499                     597
           Nov-99               470                     585
           Dec-99               453                     556
           Jan-00               461                     553
           Feb-00               496                     553
           Mar-00               584                     567
           Apr-00               596                     567
           May-00               618                     540
           Jun-00               615                     555
           Jul-00               617                     496
           Aug-00               641                     521
           Sep-00               664                     531
           Oct-00               757                     496
           Nov-00               874                     544
           Dec-00               881                     615
           Jan-01               739                     669
           Feb-01               729                     709
           Mar-01               760                     784
           Apr-01               739                     803
           May-01               703                     809
           Jun-01               739                     829
           Jul-01               745                     890
           Aug-01               731                     937
           Sep-01               914                     971
           Oct-01               865                   1,019
           Nov-01               752                   1,022
           Dec-01               734                   1,060
           Jan-02               697                   1,089
           Feb-02               722                   1,073
           Mar-02               621                   1,060
           Apr-02               601                   1,057
           May-02               643                   1,070
           Jun-02               781                   1,054
           Jul-02               874                   1,033
           Aug-02               882                   1,002
           Sep-02               966                     978
           Oct-02               974                     929
           Nov-02               800                     894
           Dec-02               802                     843
           Jan-03               747                     768
           Feb-03               757                     771
           Mar-03               696                     698
           Apr-03               576                     679
           May-03               614                     663
           Jun-03               554                     614
           Jul-03               488                     587
           Aug-03               477                     619
           Sep-03               483                     603
           Oct-03               415                     607
           Nov-03               401                     550
           Dec-03               368                     531
           Jan-04               360                     517
           Feb-04               381                     442
           Mar-04               392                     427
           Apr-04               351                     403
           May-04               383                     365
           Jun-04               371                     349
           Jul-04               369                     293
           Aug-04               381                     234
           Sep-04               372                     234
           Oct-04               355                     242
           Nov-04               310                     247
           Dec-04               314                     241
           Jan-05               341                     219
           Feb-05               305                     249
           Mar-05               360                     229
           Apr-05               423                     220
           May-05               423                     218
           Jun-05               404                     192
           Jul-05               354                     191
           Aug-05               390                     203
           Sep-05               378                     197
           Oct-05               381                     195
           Nov-05               394                     178
           Dec-05               399                     167
           Jan-06               368                     171
           Feb-06               369                     159
           Mar-06               339                     158
           Apr-06               318                     151
           May-06               330                     173
           Jun-06               351                     179
           Jul-06               359                     172
           Aug-06               369                     166
           Sep-06               365                     171
           Oct-06               353                     181
           Nov-06               347                     190
           Dec-06               318                     174
           Jan-07               300                     177
           Feb-07               311                     175
           Mar-07               312                     158
           Apr-07               303                     162
           May-07               276                     151
           Jun-07               312                     144
           Jul-07               422                     153
           Aug-07               451                     144
           Sep-07               410                     129
           Oct-07               429                     107
           Nov-07               548                      91
           Dec-07               561                      91
           Jan-08               640                     110
           Feb-08               697                     124
           Mar-08               745                     148
           Apr-08               635                     171
           May-08               607                     188
           Jun-08               686                     200
           Jul-08               741                     234
           Aug-08               772                     250
           Sep-08              1007                     274
           Oct-08              1496                     301
           Nov-08              1873                     322
           Dec-08              1724                     422
           Jan-09              1513                     511
           Feb-09              1623                     556
           Mar-09              1577                     740
           Apr-09              1232                     830
           May-09              1037                     923


               (SEE DESCRIPTION OF BENCHMARK INDICES ON PAGE 13.)

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The equity portion of the Fund returned -2.35% due to several factors. As can be seen on the next page, only three sectors of the S&P 500 had significant positive returns during the period and all three are cyclical in nature. CWF was underweight relative to the Index in all three sectors. During the strong rally that occurred subsequent to March 9, 2009, S&P 500 performance significantly benefited from the performance of lower quality and smaller capitalization stocks. The Fund typically owns higher quality, larger capitalization stocks which underperformed in the rally. The Fund was overweighted in Financials versus the Index for the period, and the timing of our weighting was beneficial to performance. However, stock selection within the group more than offset the


                                        7
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

positive sector allocation impact. In addition, negative stock selection in the Materials, Telecommunications, and Capital Goods groups detracted from relative performance. Positive contributions to relative performance came from; strong stock selection in the Energy sector and an underweight position in Consumer Staples and Utilities - both underperforming sectors. In addition, a robust options overwriting strategy was solidly beneficial to the Fund's performance.

The fixed income portion of the Fund returned 26.44% for the six month period ending May 31, 2009. The Fund's strategy of owning predominately higher quality BB and B-rated bonds accounted for much of our underperformance versus the index. For example, CCC-rated issues, where the Fund has little exposure though they comprise approximately 23% of the broad high yield market, returned a staggering 51.21% for the period. Industry weightings were a secondary contributor to the fixed income portion of the Fund's relative

                                  TOTAL RETURN
                         (Six Months Ended May 31, 2009)

                                   (BAR CHART)

CWF (NAV)                                  8.9%
CWF Equities                              (2.4)%
CWF High Yield                            26.4%
S&P 500 Index                              4.1%
Morgan Stanley REIT Index                  6.4%
Merrill Lynch High Yield Cash Pay Index   34.8%

                         S&P 500 TOTAL RETURN BY SECTOR
                         (Six Months Ended May 31, 2009)

                                   (BAR CHART)

                                          FACTSET
SP 500 SECTOR PERFORMANCE               ATTRIBUTION
-------------------------               -----------
Energy                                    -1.44%
Utilities                                 -8.85%
Tel. Services                             -4.11%
REITS                                      2.88%
Industrials                               -2.98%
Basic Materials                           19.20%
Consumer Discretionary                    13.90%
Fin. (ex-REIT)                            -0.88%
Consumer Staples                          -2.69%
Technology                                22.18%
Health Care                                4.25%
S&P 500                                    4.05%

               (SEE DESCRIPTION OF BENCHMARK INDICES ON PAGE 13.)


                                        8
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

performance, as the bond portfolio held under-weights in Financials, Autos, and Banking. After a weak showing in 2008, performance in these industries snapped back strongly as seen in the graph below. Notably, a wave of fallen angels entered the high yield index in the Banking and Financials industries during the period. Banking and Financials, which on a combined basis comprised less than three percent of the index six months ago, now make up more than ten percent of the Merrill Lynch High Yield Cash Pay Index. BANK OF AMERICA, CITIGROUP, ROYAL BANK OF SCOTLAND, AIG, CIT, and JANUS CAPITAL now have part or all of their public debt rated below investment grade.

                       HIGH YIELD PERFORMANCE BY INDUSTRY
                         (Six Months Ended May 31, 2009)
                               (Source: Bloomberg)

                                   (BAR CHART)

                           6 MTHS END
INDUSTRY                      5/31/09
--------                   ----------
Financials                      90.6%
Auto                            87.2%
Banking                         49.9%
Steel                           45.1%
Homebuilding                    44.8%
Gaming                          40.7%
Telecom                         39.8%
HY INDEX                        34.8%
Technology                      30.9%
Energy                          27.8%
Healthcare                      27.5%
Cable TV                        22.0%
Building Materials              20.5%
Consumer                        19.5%
Utilities                       16.5%
Paper                           14.4%
Chemicals                       14.3%

DID ANY COMMON STOCKS OR FIXED INCOME HOLDINGS WITHIN THE FUND UNDERPERFORM RELATIVE TO YOUR EXPECTATIONS?

As mentioned above, the stocks of large cap, high quality companies did not perform as well as the market during the large and rapid market rally that started on March 10th. Our holdings in AT&T INC., VERIZON COMMUNICATIONS INC., EXXON MOBIL CORPORATION and 3M COMPANY all underperformed the S&P 500. In addition, PPG INDUSTRIES was sold off by the marketplace despite relatively strong fundamentals throughout the slowdown.

The Fund's worst performing bond position over the last six months was ALLBRITTON COMMUNICATIONS, a television broadcaster. Other bond positions that underperformed the market over the last six months included gaming companies BOYD GAMING and MGM, a specialty chemical producer, CHEMTURA, and an auto parts supplier, LEAR CORPORATION.

WHAT CHANGES WERE MADE TO THE PORTFOLIO DURING THE PERIOD?

The equity portion of the portfolio made some sizeable changes during the period. Reductions were made in the Materials sector while the significant overweighting in the Telecommunications sector was reduced. Cyclicality in the equity portfolio was raised by increases in both the Energy and Consumer Discretionary sectors. This was achieved through increases in allocations to Master Limited Partnerships


                                        9
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

and higher quality retail companies, respectively. In addition, the Financials weighting was increased during the latter portion of the quarter by purchasing shares of higher quality financial institutions.

Turnover was low in the fixed income portion of the fund for the six months ending May 31, 2009. New bond positions included ANIXTER INTERNATIONAL, a distributor of wire and wiring systems for voice and data networks, and IPALCO ENTERPRISES, an Indiana based utility. Sales of fixed income positions during the period included ALLBRITTON COMMUNICATIONS, BOYD GAMING, CHEMTURA, LEAR CORPORATION and MGM, among others.

HOW DID THE FUND TRADE RELATIVE TO ITS NET ASSET VALUE (NAV) DURING THE SIX MONTH PERIOD?

As shown by the chart below, as of May 31, 2009 the Fund was trading at a closing price of $3.07, which is a 17.7% discount to its NAV of $3.73. At November 30, 2008, the Fund was trading at a closing price of $2.60, which was a large 29.2% discount to its NAV of $3.67. Throughout the six month period ended May 31, 2009 the Fund traded between a 13.6% to 33.7% discount to its NAV.

                     HISTORY OF FUND PRICE, NAV AND PREMIUM
                         (Six Months Ended May 31, 2009)
                               (Source: Bloomberg)

                               (PERFORMANCE GRAPH)

          DATE       PRICE          NAV     %PREMIUM
    ----------      ------       ------     --------
     12/1/2008      2.4777       3.4827      -28.857
     12/2/2008      2.4379       3.5623      -31.564
     12/3/2008      2.5175        3.622      -30.495
     12/4/2008       2.428       3.5126      -30.878
     12/5/2008      2.3981       3.5225      -31.921
     12/8/2008      2.5175        3.622      -30.495
     12/9/2008      2.4379       3.5822      -31.944
    12/10/2008      2.4479        3.622      -32.418
    12/11/2008      2.3682       3.5723      -33.705
    12/12/2008      2.4021       3.5922       -33.13
    12/15/2008      2.3981       3.5723     -32.8969
    12/16/2008      2.4924         3.64      -31.528
    12/17/2008        2.62         3.66      -28.415
    12/18/2008         2.6         3.64      -28.571
    12/19/2008        2.79         2.66       -23.77
    12/22/2008        2.86         3.64      -21.429
    12/23/2008         2.9         3.63       -20.11
    12/24/2008        2.95         3.65      -19.178
    12/26/2008        2.94         3.67      -19.891
    12/29/2008        2.85         3.65      -21.918
    12/30/2008      2.9525         3.72      -20.632
    12/31/2008        3.02         3.78      -20.106
      1/2/2009        3.16         3.82      -17.277
      1/5/2009        3.12         3.82      -18.325
      1/6/2009        3.15         3.88      -18.814
      1/7/2009        3.16         3.83      -17.493
      1/8/2009        3.13         3.85      -18.701
      1/9/2009        3.15         3.83      -17.755
     1/12/2009         3.1         3.77      -17.772
     1/13/2009        3.09         3.78      -18.519
     1/14/2009       2.996         3.71      -19.245
     1/15/2009           3         3.69      -18.699
     1/16/2009         3.1         3.71      -16.442
     1/20/2009        2.95         3.57      -17.367
     1/21/2009       3.001         3.65      -17.781
     1/22/2009       3.024          3.6          -16
     1/23/2009        3.05         3.61      -15.512
     1/26/2009        3.02         3.61      -16.343
     1/27/2009        3.07         3.63      -15.427
     1/28/2009        3.17         3.67      -13.624
     1/29/2009        3.05         3.62      -15.746
     1/30/2009        2.98         3.59      -16.992
      2/2/2009        3.09          3.6      -14.167
      2/3/2009        3.12         3.62      -13.812
      2/4/2009        3.05          3.6      -15.278
      2/5/2009         3.1         3.62      -14.365
      2/6/2009        3.13         3.67      -14.714
      2/9/2009        3.17          3.7      -14.324
     2/10/2009        3.02         3.62      -16.575
     2/11/2009        3.02         3.63      -16.804
     2/12/2009        3.01         3.64      -17.308
     2/13/2009        3.04         3.62      -16.022
     2/17/2009         2.8         3.51      -20.228
     2/18/2009        2.78         3.48      -20.115
     2/19/2009         2.7         3.46      -21.965
     2/20/2009        2.61         3.44      -24.128
     2/23/2009        2.47          3.4      -27.353
     2/24/2009        2.75         3.43      -19.825
     2/25/2009        2.65         3.43      -22.741
     2/26/2009        2.63         3.42      -23.099
     2/27/2009        2.61          3.4      -23.235
      3/2/2009        2.38         3.32      -28.313
      3/3/2009        2.42         3.29      -26.444
      3/4/2009         2.5         3.31      -24.471
      3/5/2009        2.35         3.24      -27.469
      3/6/2009        2.29         3.24      -29.321
      3/9/2009        2.26         3.08      -26.623
     3/10/2009        2.43         3.14      -22.611
     3/11/2009         2.4         3.15       -23.81
     3/12/2009         2.5         3.22       -22.36
     3/13/2009        2.51         3.25      -22.769
     3/16/2009        2.55         3.26      -21.779
     3/17/2009        2.55         3.27      -22.018
     3/18/2009      2.5996          3.3      -21.223
     3/19/2009        2.54         3.28      -22.561
     3/20/2009      2.5673         3.25      -21.006
     3/23/2009        2.72         3.36      -19.048
     3/24/2009        2.62         3.33      -21.321
     3/25/2009        2.67         3.37      -20.772
     3/26/2009        2.76         3.39      -18.584
     3/27/2009         2.7         3.37      -19.881
     3/30/2009         2.6         3.32      -21.687
     3/31/2009        2.67         3.36      -20.536
      4/1/2009        2.77         3.39      -18.289
      4/2/2009         2.8         3.42      -18.129
      4/3/2009        2.78         3.45       -19.42
      4/6/2009        2.72         3.44       -20.93
      4/7/2009        2.72         3.41      -20.235
      4/8/2009        2.73         3.43      -20.408
      4/9/2009        2.84         3.49      -18.625
     4/13/2009        2.85         3.51      -18.803
     4/14/2009         2.8         3.47      -19.308
     4/15/2009        2.86         3.51      -18.519
     4/16/2009        2.94         3.53      -16.714
     4/17/2009        2.99         3.54      -15.537
     4/20/2009         2.9         3.46      -16.185
     4/21/2009        2.88         3.46      -16.763
     4/22/2009        2.89         3.44      -15.988
     4/23/2009      2.8999         3.47       -16.43
     4/24/2009        2.86         3.49      -18.052
     4/27/2009        2.82         3.48      -18.966
     4/28/2009        2.84          3.5      -18.857
     4/29/2009         2.9         3.56      -18.539
     4/30/2009        2.94         3.57      -17.647
      5/1/2009        2.95         3.59      -17.827
      5/4/2009        3.03         3.66      -17.213
      5/5/2009        3.02         3.65       -17.26
      5/6/2009        3.07          3.7      -17.027
      5/7/2009        3.06         3.67      -16.621
      5/8/2009        3.16         3.73      -15.282
     5/11/2009       3.098         3.69      -16.043
     5/12/2009      3.1082          3.7      -15.995
     5/13/2009      3.0301         3.64      -16.755
     5/14/2009       3.275         3.66      -17.281
     5/15/2009        3.01         3.64      -17.308
     5/18/2009        3.07         3.71      -17.251
     5/19/2009        3.06         3.66      -16.393
     5/20/2009        3.04         3.66       -16.94
     5/21/2009      2.9201         3.64      -19.777
     5/22/2009        2.95         3.63      -18.733
     5/26/2009        3.01         3.68      -18.207
     5/27/2009      3.0199         3.65      -17.264
     5/28/2009        3.04         3.69      -17.615
     5/29/2009        3.07         3.73      -17.473


                                       10
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

                        CWF (AS A % OF) TOTAL INVESTMENTS
                              (As of May 31, 2009)

                                   (PIE CHART)

Equities                    54.2%
Fixed Income                44.8%
Cash                         0.8%
Preferred Term Securities    0.2%

HOW IS THE FUND POSITIONED AT THE CLOSE OF THE PERIOD?

As of May 31, 2009, the percentage of the Fund's total investments held in equities and fixed income was 54% and 45%, respectively. The Fund continues to be overweight high quality, higher dividend paying securities. As shown below, in the Equity portion of the portfolio, securities related to the Energy sector represent the largest sector allocation from both an absolute and relative perspective. In addition, the Financials weighting has been increased as the financial markets have recovered and stands at an overweight to the Index. Technology and Consumer Staples are the largest underweights within the portfolio at May 31, 2009.

We intend to remain conservatively positioned in the fixed income portion of the Fund relative to the overall high yield market. While economic deterioration

               FUND EQUITY ALLOCATION AS A % OF TOTAL INVESTMENTS
                              (As of May 31, 2009)

                                   (PIE CHART)

Equities                    54.2%
Preferred Term Securities    0.2%
Cash                         0.8%
Fixed Income                44.8%
Banks                        5.4%
Consumer Discretionary       3.2%
Consumer Staples             1.0%
Energy                      12.8%
Financials                   6.7%
Healthcare                   4.9%
Industrials                  5.5%
REITs                        4.6%
Technology                   2.0%
Telecommunications Services  6.3%
Transportation               1.8%


                                       11
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

            FUND FIXED INCOME ALLOCATION AS A % OF TOTAL INVESTMENTS
                              (As of May 31, 2009)

                                   (PIE CHART)

Equities                    54.2%
Fixed Income                44.8%
Cash                         0.8%
Preferred Term Securities    0.2%
Basic Industry               4.3%
Cable Television             3.5%
Energy                       7.0%
Gaming                       3.0%
Healthcare                   3.5%
Metals & Mining              4.2%
Paper & Forest Products      1.5%
Real Estate                  2.9%
Retail                       4.0%
Services                     3.5%
Telecommunications           2.3%
Transportation               1.0%
Utilities                    4.1%

appears to have slowed, we see few signs to suggest that we should begin to take more risk in the bond portfolio. Default rates are high and may trend higher if smaller companies with leveraged balance sheets continue to have difficulty accessing capital. Continuing jobless claims are high, senior lenders are still tightening lending standards as seen in the graph below. As shown above, the fixed-income portion of the Fund was well-diversified as of May 31, 2009, and we currently intend that it will remain well diversified with the primary goal of contributing a stable income stream to help support the Fund's monthly distribution.

              NET % OF CREDITORS TIGHTENING STANDARDS FOR C&I LOANS
                            (source: Federal Reserve)

                               (PERFORMANCE GRAPH)

       Apr-90       56.90
       Jul-90       39.45
       Oct-90       48.90
       Jan-91       36.00
       Apr-91       15.50
       Jul-91       12.25
       Oct-91        9.00
       Jan-92        5.25
       Apr-92        0.90
       Jul-92       -1.70
       Oct-92        4.35
       Jan-93        2.65
       Apr-93       -7.85
       Jul-93      -19.45
       Oct-93      -17.75
       Jan-94      -12.95
       Apr-94      -12.20
       Jul-94       -6.95
       Oct-94      -17.40
       Jan-95       -6.85
       Apr-95       -5.90
       Jul-95       -6.05
       Oct-95       -3.45
       Jan-96        6.95
       Apr-96       -0.90
       Jul-96       -3.70
       Oct-96       -7.80
       Jan-97       -5.45
       Apr-97       -6.95
       Jul-97       -5.70
       Oct-97       -7.00
       Jan-98        1.80
       Apr-98       -7.10
       Jul-98        0.00
       Oct-98       36.40
       Jan-99        7.40
       Apr-99       10.00
       Jul-99        5.40
       Oct-99        9.10
       Jan-00       10.90
       Apr-00       24.60
       Jul-00       33.90
       Oct-00       43.80
       Jan-01       59.70
       Apr-01       50.90
       Jul-01       40.40
       Oct-01       50.90
       Jan-02       45.40
       Apr-02       25.00
       Jul-02       23.20
       Oct-02       20.00
       Jan-03       22.00
       Apr-03        8.90
       Jul-03        3.50
       Oct-03        0.00
       Jan-04      -17.90
       Apr-04      -23.20
       Jul-04      -20.00
       Oct-04      -21.10
       Jan-05      -23.60
       Apr-05      -24.10
       Jul-05      -16.70
       Oct-05       -8.80
       Jan-06      -10.70
       Apr-06      -12.30
       Jul-06       -8.90
       Oct-06        0.00
       Jan-07        0.00
       Apr-07       -3.70
       Jul-07        7.50
       Oct-07       19.20
       Jan-08       32.20
       Apr-08       55.40
       Jul-08       57.60
       Oct-08       83.60
       Jan-09       64.20
       Apr-09       39.60

                                       12
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

WHAT ARE THE TOP 10 EQUITY HOLDINGS BY PERCENTAGE OF TOTAL INVESTMENTS?

               TOP 10 EQUITIES BY PERCENTAGE OF TOTAL INVESTMENTS
                              (AS OF MAY 31, 2009)

                                             % OF TOTAL
TICKER               SECURITY               INVESTMENTS
------   --------------------------------   -----------
ETP      Energy Transfer Partners LP            4.8%
XOM      Exxon Mobil Corporation                3.9%
T        AT&T, Inc.                             3.5%
JPM      JPMorgan Chase & Company               3.1%
PFE      Pfizer, Inc.                           3.0%
OXY      Occidental Petroleum Corporation       2.8%
MET      Metlife, Inc.                          2.7%
NLY      Annaly Capital Management, Inc.        2.4%
CAT      Caterpillar, Inc.                      2.0%
ACE      Ace Ltd.                               1.9%

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MERRILL LYNCH HIGH YIELD CASH PAY INDEX is an unmanaged index of corporate bonds that pay cash coupons, meet a minimum size threshold, and have a Merrill Lynch composite rating lower than BBB3.

MORGAN STANLEY REIT INDEX is an unmanaged total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.


                                       13
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

UTILIZATION OF LEVERAGE (UNAUDITED)

The Chartwell Dividend and Income Fund, Inc. has utilized leverage through the issuance of commercial paper. As of May 31, 2009, the Fund had approximately $10 million in leverage outstanding (out of $60 million available) in the form of commercial paper rated A1/P1 by Moody's Investors Service, Inc./Standard & Poor's Ratings Group. These ratings should enhance the marketability and reduce the interest costs associated with the issuance of the commercial paper. However, it must be noted that the utilization of leverage involves the risk of lower portfolio returns if the cost of leverage is higher than the resulting yields on assets or if the Fund experiences capital losses in excess of the yield spread, if any. Therefore, the addition of leverage also increases the potential volatility of the Fund. The Fund has the ability to leverage to a maximum of 33% of the Fund's gross assets.

The Fund utilizes leveraging to seek to enhance the yield and NAV of its common stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Fund issues commercial paper, which is issued at a discount equivalent to short-term interest rates, and invests the proceeds in long-term securities. The interest earned on these investments is paid to common stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of the Fund's common stock. However, in order to benefit common stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit common stock shareholders. IF EITHER OF THESE CONDITIONS CHANGE, THEN THE RISKS OF LEVERAGING WILL BEGIN TO OUTWEIGH THE BENEFITS.

To illustrate these concepts, assume a fund's common stock capitalization of $100 million and the issuance of commercial paper for an additional $50 million, creating a total value of $150 million available for investment in long-term securities. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. In this example, the Fund pays a discount on the $50 million of commercial paper based on the lower short-term interest rates. At the same time, the Fund's total portfolio of $150 million earns the income based on long-term interest rates.

IN THIS CASE, THE DISCOUNT PAID TO COMMERCIAL PAPER HOLDERS IS SIGNIFICANTLY LOWER THAN THE INCOME EARNED ON THE FUND'S LONG-TERM INVESTMENTS, AND THEREFORE THE COMMON STOCK SHAREHOLDERS ARE THE BENEFICIARIES OF THE INCREMENTAL YIELD. HOWEVER, IF SHORT-TERM INTEREST RATES RISE, NARROWING THE DIFFERENTIAL BETWEEN SHORT-TERM AND LONG-TERM INTEREST RATES, THE INCREMENTAL YIELD PICK-UP ON THE COMMON STOCK WILL BE REDUCED OR ELIMINATED COMPLETELY. AT THE SAME TIME, THE MARKET VALUE ON THE FUND'S COMMON STOCK (THAT IS, ITS PRICE AS LISTED ON THE NEW YORK STOCK EXCHANGE), MAY, AS A RESULT, DECLINE. FURTHERMORE, IF LONG-TERM INTEREST RATES RISE, THE COMMON STOCK'S NAV WILL REFLECT THE FULL DECLINE IN THE PRICE OF THE PORTFOLIO'S INVESTMENTS, SINCE THE VALUE OF THE FUND'S COMMERCIAL PAPER DOES NOT FLUCTUATE. IN ADDITION TO THE DECLINE IN NET ASSET VALUE, THE MARKET VALUE OF THE FUND'S COMMON STOCK MAY ALSO DECLINE.


                                       14
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED)

ASSET CLASS WEIGHTINGS+:

                                   (BAR CHART)

Common Stock                59.2%
Exchange Traded Fund         1.9%
Preferred Term Securities    0.2%
Preferred Stock              1.5%
Corporate Notes/Bonds       51.7%
Cash Equivalent              0.9%

+    Percentages are based on total net assets of $62,999,359.

Total Investments including leverage are $72,724,700.

                                                                                NUMBER OF      MARKET
                                                                                  SHARES       VALUE
                                                                               ----------   -----------
COMMON STOCK--59.2%
AEROSPACE & DEFENSE--1.3%
Honeywell International, Inc. ..............................................       25,000   $   829,000
                                                                                            -----------
BANKS--4.3%
JPMorgan Chase & Company ...................................................       60,000     2,214,000
Wells Fargo & Company ......................................................       20,000       510,000
                                                                                            -----------
                                                                                              2,724,000
                                                                                            -----------
BEVERAGES--0.8%
PepsiCo, Inc. ..............................................................       10,000       520,500
                                                                                            -----------
COMPUTERS & PERIPHERALS--1.1%
Hewlett Packard Company ....................................................       20,000       687,000
                                                                                            -----------
CONSUMER STAPLES--0.4%
B&G Foods, Inc., Class A ...................................................       30,000       217,500
                                                                                            -----------
ELECTRICAL EQUIPMENT--1.0%
Emerson Electric Company ...................................................       20,000       641,800
                                                                                            -----------
ENERGY--14.8%
Copano Energy LLC ..........................................................       25,000       395,250
Energy Transfer Partners LP (a) ............................................       80,000     3,384,800
Enterprise Products Partners LP (a) ........................................       30,000       780,000
Exxon Mobil Corporation ....................................................       40,000     2,774,000
Occidental Petroleum Corporation ...........................................       30,000     2,013,300
                                                                                            -----------
                                                                                              9,347,350
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       15
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                NUMBER OF      MARKET
                                                                                  SHARES       VALUE
                                                                               ----------   -----------
COMMON STOCK (CONTINUED)
FINANCIAL--6.6%
ACE Limited ................................................................       30,000   $ 1,319,700
Bank of New York Mellon Corporation ........................................       10,000       277,800
MCG Capital Corporation ....................................................      100,000       216,000
MetLife, Inc. ..............................................................       60,000     1,890,000
Star Asia Financial Limited+ (b) (c) .......................................       15,000       449,850
                                                                                            -----------
                                                                                              4,153,350
                                                                                            -----------
HEALTHCARE--5.7%
Abbott Laboratories ........................................................       10,000       450,600
Pfizer, Inc. ...............................................................      140,000     2,126,600
Schering-Plough Corporation ................................................       40,000       976,000
                                                                                            -----------
                                                                                              3,553,200
                                                                                            -----------
INDUSTRIAL CONGLOMERATES--1.8%
3M Company .................................................................       20,000     1,142,000
                                                                                            -----------
MACHINERY--2.3%
Caterpillar, Inc. ..........................................................       40,000     1,418,400
                                                                                            -----------
MULTILINE RETAIL--2.3%
JC Penney Company, Inc. ....................................................       10,000       260,900
Target Corporation .........................................................       30,000     1,179,000
                                                                                            -----------
                                                                                              1,439,900
                                                                                            -----------
REAL ESTATE INVESTMENT TRUSTS--4.9%
Annaly Capital Management, Inc. ............................................      120,000     1,672,800
Hatteras Financial Corporation .............................................       30,000       747,600
MFA Mortgage Investments, Inc. .............................................      106,700       667,942
                                                                                            -----------
                                                                                              3,088,342
                                                                                            -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Microchip Technology, Inc. .................................................       35,000       754,950
                                                                                            -----------
SPECIALTY RETAIL--1.4%
Limited Brands, Inc. .......................................................       70,000       875,700
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       16
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                NUMBER OF      MARKET
                                                                                  SHARES       VALUE
                                                                               ----------   -----------
COMMON STOCK (CONTINUED)
TELECOMMUNICATIONS--7.2%
AT&T, Inc. .................................................................      100,000   $ 2,479,000
Frontier Communications Corporation ........................................      125,000       910,000
Verizon Communications, Inc. ...............................................       40,000     1,170,400
                                                                                            -----------
                                                                                              4,559,400
                                                                                            -----------
TRANSPORTATION--2.1%
General Maritime Corporation ...............................................      100,500       962,790
Seaspan Corporation ........................................................       50,000       362,500
                                                                                            -----------
                                                                                              1,325,290
                                                                                            -----------
TOTAL COMMON STOCK (COST $44,540,388) ......................................                 37,277,682
                                                                                            -----------
EXCHANGE TRADED FUNDS 1.9%
SPDR KBW Bank ..............................................................       65,000     1,225,900
                                                                                            -----------
TOTAL EXCHANGE TRADED FUNDS (COST $871,731) ................................                  1,225,900
                                                                                            -----------
PREFERRED TERM SECURITIES--0.2%+ (b) (c)
Alesco Preferred Funding IX, 06/23/36 ......................................       10,000        30,000
Alesco Preferred Funding X, 09/23/36 .......................................       10,000        30,000
Alesco Preferred Funding XI, 12/23/36 ......................................        5,000        15,000
Alesco Preferred Funding XII, 07/15/37 .....................................        5,000        15,000
Alesco Preferred Funding XIII, 09/23/37 ....................................        2,500         7,500
Alesco Preferred Funding XIV, 03/15/37 .....................................        5,000        15,000
Alesco Preferred Funding XV, 12/23/37 ......................................        2,500         7,500
Alesco Preferred Funding XVI, 03/23/38 .....................................        5,000        15,000
I-Preferred Term Securities IV, 06/24/34 ...................................       10,000           100
Preferred Term Securities IV, 12/23/31 .....................................       20,000           200
Preferred Term Securities XIV, 06/24/34 ....................................       20,000           200
Preferred Term Securities XVIII, 06/23/35 ..................................       10,000           100
Preferred Term Securities XIX, 12/22/35 ....................................       10,000           100
Preferred Term Securities XX, 03/22/38 .....................................       10,000           100
Preferred Term Securities XXIII, 12/22/36 ..................................        5,000            50
Preferred Term Securities XXIV, 03/22/37 ...................................        5,000            50
Taberna Preferred Funding II Limited, 06/30/35 .............................        5,000         5,000
                                                                                            -----------
TOTAL PREFERRED TERM SECURITIES (COST $10,674,175) .........................                    140,900
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       17
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                NUMBER OF      MARKET
                                                                                  SHARES       VALUE
                                                                               ----------   -----------
PREFERRED STOCK--1.5%
FINANCIAL--1.1%
Solar Cayman Limited*+ (b) (c) .............................................       80,000   $   701,600
                                                                                            -----------
REAL ESTATE INVESTMENT TRUSTS--0.4%
FelCor Lodging Trust, Inc. .................................................       40,000       231,200
                                                                                            -----------
TOTAL PREFERRED STOCK (COST $2,200,000) ....................................                    932,800
                                                                                            -----------

                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                               ----------
CORPORATE NOTES/BONDS--51.7%
BASIC INDUSTRY--3.5%
Blount, Inc.
   8.875%, 08/01/12 ........................................................   $  750,000       750,000
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ........................................................    1,175,000       928,250
Trimas Corporation
   9.875%, 06/15/12 ........................................................      772,000       538,470
                                                                                            -----------
                                                                                              2,216,720
                                                                                            -----------
BUILDING MATERIALS--0.9%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ........................................................      840,000       558,600
                                                                                            -----------
CABLE TELEVISION--4.2%
CSC Holdings, Inc.
   7.875%, 02/15/18 ........................................................      750,000       710,625
DIRECTV Holdings LLC
   6.375%, 06/15/15 ........................................................      750,000       686,250
Echostar DBS Corporation
   6.625%, 10/01/14 ........................................................      500,000       455,000
Mediacom Broadband LLC
   8.500%, 10/15/15 ........................................................      750,000       686,250
Virgin Media Finance PLC
   9.500%, 08/15/16 ........................................................      100,000        95,574
                                                                                            -----------
                                                                                              2,633,699
                                                                                            -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       18
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                PRINCIPAL      MARKET
                                                                                  AMOUNT       VALUE
                                                                               ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
ENERGY--6.9%
Cie Generale de Geophysique
   7.750%, 05/15/17 ........................................................   $  500,000   $   442,500
Cimarex Energy Company
   7.125%, 05/01/17 ........................................................      650,000       567,125
Complete Production Services, Inc.
   8.000%, 12/15/16 ........................................................      780,000       635,700
Copano Energy LLC
   8.125%, 03/01/16 ........................................................      935,000       874,225
Newfield Exploration Company
   6.625%, 04/15/16 ........................................................      750,000       682,500
Plains Exploration & Production Company
   7.625%, 06/01/18 ........................................................      500,000       443,750
Range Resources Corporation
   7.500%, 05/15/16 ........................................................      750,000       723,750
                                                                                            -----------
                                                                                              4,369,550
                                                                                            -----------
GAMING--3.5%
MTR Gaming Group, Inc., Series B
   9.750%, 04/01/10 ........................................................      520,000       470,600
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ........................................................      700,000       437,500
Scientific Games Corporation
   6.250%, 12/15/12 ........................................................      500,000       462,500
Seneca Gaming Corporation
   7.250%, 05/01/12 ........................................................    1,000,000       815,000
                                                                                            -----------
                                                                                              2,185,600
                                                                                            -----------
HEALTHCARE--4.0%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 ........................................................    1,000,000       992,500
DaVita, Inc.
   6.625%, 03/15/13 ........................................................      500,000       471,250
HCA Inc.
   9.125%, 11/15/14 ........................................................      500,000       492,500
Omnicare, Inc.
   6.875%, 12/15/15 ........................................................      650,000       588,250
                                                                                            -----------
                                                                                              2,544,500
                                                                                            -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       19
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                PRINCIPAL      MARKET
                                                                                  AMOUNT       VALUE
                                                                               ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
INDUSTRIAL--1.6%
Anixter, Inc.
   10.000%, 03/15/14 .......................................................   $1,000,000   $   995,000
                                                                                            -----------
METALS & MINING--3.9%
Arch Western Finance LLC
   6.750%, 07/01/13 ........................................................      500,000       457,500
Freeport-McMoRan Copper & Gold Inc.
   8.375%, 04/01/17 ........................................................    1,000,000       993,904
Steel Dynamics, Inc.
   7.375%, 11/01/12 ........................................................      750,000       693,750
Teck Resources Limited+
   9.750%, 05/15/14 ........................................................      300,000       298,787
                                                                                            -----------
                                                                                              2,443,941
                                                                                            -----------
PAPER & FOREST PRODUCTS--2.6%
P H Glatfelter
   7.125%, 05/01/16 ........................................................    1,190,000     1,094,800
U.S. Corrugated (c)
   10.000%, 06/01/13 .......................................................    1,000,000       550,000
                                                                                            -----------
                                                                                              1,644,800
                                                                                            -----------
REAL ESTATE--0.3%
Host Hotels & Resorts LP (a)
   7.000%, 08/15/12 ........................................................      200,000       193,000
                                                                                            -----------
REAL ESTATE MANAGEMENT--3.1%
Corrections Corp of America
   7.500%, 05/01/11 ........................................................      830,000       825,850
Corrections Corp of America
   7.750%, 06/01/17 ........................................................      300,000       295,500
Geo Group, Inc.
   8.250%, 07/15/13 ........................................................      840,000       823,200
                                                                                            -----------
                                                                                              1,944,550
                                                                                            -----------
RETAIL--4.6%
Autonation, Inc.
   7.000%, 04/15/14 ........................................................      500,000       483,750
Brown Shoe Company, Inc.
   8.750%, 05/01/12 ........................................................    1,200,000     1,029,000

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       20
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                PRINCIPAL      MARKET
                                                                                  AMOUNT       VALUE
                                                                               ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
RETAIL (CONTINUED)
Couche-Tard US LP
   7.500%, 12/15/13 ........................................................   $  500,000   $   496,250
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 ........................................................    1,390,000       875,700
                                                                                            -----------
                                                                                              2,884,700
                                                                                            -----------
SERVICES--2.6%
ARAMARK Corporation
   8.500%, 02/01/15 ........................................................      500,000       479,375
KAR Holdings, Inc.
   8.750%, 05/01/14 ........................................................    1,270,000     1,092,200
Mobile Mini, Inc.
   9.750%, 08/01/14 ........................................................      100,000        93,750
                                                                                            -----------
                                                                                              1,665,325
                                                                                            -----------
TELECOMMUNICATIONS--3.0%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 ........................................................      750,000       713,437
Frontier Communications Corporation
   8.250%, 05/01/14 ........................................................      150,000       147,375
Hughes Network Systems LLC
   9.500%, 04/15/14 ........................................................      855,000       829,350
L-3 Communications Corporation
   6.125%, 07/15/13 ........................................................      250,000       233,125
                                                                                            -----------
                                                                                              1,923,287
                                                                                            -----------
TRANSPORTATION--1.2%
Stena AB
   7.500%, 11/01/13 ........................................................      950,000       745,750
                                                                                            -----------
UTILITIES--5.8%
AES Corporation+
   9.750%, 04/15/16 ........................................................      500,000       505,000
Amerigas Partners LP
   7.250%, 05/20/15 ........................................................      750,000       708,750
Edison Mission Energy
   7.000%, 05/15/17 ........................................................      650,000       474,500
Elwood Energy LLC
   8.159%, 07/05/26 ........................................................      892,840       729,763

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       21
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                PRINCIPAL      MARKET
                                                                                  AMOUNT       VALUE
                                                                               ----------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
UTILITIES (CONTINUED)
Ipalco Enterprises, Inc.+
   7.250%, 04/01/16 ........................................................   $  500,000   $   482,500
Sierra Pacific Resources
   8.625%, 03/15/14 ........................................................      750,000       742,500
                                                                                            -----------
                                                                                              3,643,013
                                                                                            -----------
TOTAL CORPORATE NOTES/BONDS (COST $36,666,331) .............................                 32,592,035
                                                                                            -----------
CASH EQUIVALENTS--0.9%
SEI Daily Income Trust, Prime Obligations Fund,
   Class A shares, 0.260% (d) ..............................................      555,383       555,383
                                                                                            -----------
TOTAL CASH EQUIVALENTS (COST $555,383) .....................................                    555,383
                                                                                            -----------
TOTAL INVESTMENTS--115.4% (COST $95,508,008) ...............................                 72,724,700
                                                                                            -----------

                                                                                 WRITTEN
                                                                                CONTRACTS
                                                                               ----------
COVERED CALL OPTIONS WRITTEN--(0.9)%
3M Company, Expires: 06/20/09, Strike Price: $60 ...........................         (200)       (7,200)
ACE Limited, Expires: 06/20/09, Strike Price: $45 ..........................         (300)      (30,750)
Annaly Capital Management, Inc., Expires: 06/20/09, Strike Price: $15 ......       (1,200)      (12,000)
AT&T, Inc., Expires: 06/20/09, Strike Price: $26 ...........................         (500)       (9,000)
Bank of New York Mellon Corporation, Expires: 06/20/09,
   Strike Price: $32.50 ....................................................         (100)         (500)
Caterpillar, Inc., Expires: 06/20/09, Strike Price: $40 ....................         (200)       (5,000)
Caterpillar, Inc., Expires: 06/20/09, Strike Price: $38 ....................         (200)      (11,200)
Emerson Electric Company, Expires: 06/20/09, Strike Price: $35 .............         (200)       (4,000)
Exxon Mobil Corporation, Expires: 06/20/09, Strike Price: $75 ..............         (400)       (9,200)
Hewlett-Packard Company, Expires: 06/20/09, Strike Price: $37.50 ...........         (200)       (3,000)
Honeywell International, Inc., Expires: 06/20/09, Strike Price: $35 ........         (100)       (3,500)
Honeywell International, Inc., Expires: 06/20/09, Strike Price: $34 ........         (150)       (9,000)

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       22
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                                                 WRITTEN       MARKET
                                                                                CONTRACTS      VALUE
                                                                               ----------   -----------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
JPMorgan Chase & Company, Expires: 06/20/09, Strike Price: $40 .............         (300)  $   (21,000)
JPMorgan Chase & Company, Expires: 06/20/09, Strike Price: $37.50 ..........         (300)      (48,600)
Limited Brands, Inc., Expires: 06/20/09, Strike Price: $12.50 ..............         (700)      (38,500)
MetLife, Inc., Expires: 06/20/09, Strike Price: $31 ........................         (200)      (47,000)
MetLife, Inc., Expires: 06/20/09, Strike Price: $34 ........................         (400)      (42,000)
Microchip Technology, Inc., Expires: 06/20/09, Strike Price: $20 ...........         (250)      (38,750)
Microchip Technology, Inc., Expires: 06/20/09, Strike Price: $25 ...........         (100)         (500)
Occidental Petroleum Corporation, Expires: 06/20/09, Strike Price: $65 .....         (300)     (105,000)
PepsiCo, Inc., Expires: 06/20/09, Strike Price: $52.50 .....................         (100)       (5,500)
Pfizer, Inc., Expires: 06/20/09, Strike Price: $15 .........................         (600)      (31,200)
Pfizer, Inc., Expires: 06/20/09, Strike Price: $16 .........................         (800)       (9,600)
Schering-Plough Corporation, Expires: 06/20/09, Strike Price: $25 ..........         (400)      (10,800)
Seaspan Corporation, Expires: 06/20/09, Strike Price: $7.50 ................         (500)      (17,500)
SPDR KBW Bank ETF, Expires: 06/20/09, Strike Price: $19 ....................         (650)      (48,750)
Target Corporation, Expires: 06/20/09, Strike Price: $43 ...................         (200)       (7,200)
Target Corporation, Expires: 06/20/09, Strike Price: $46 ...................         (100)         (500)
Verizon Communications, Inc., Expires: 06/20/09, Strike Price: $32 .........         (400)       (1,600)
Wells Fargo & Company, Expires: 06/20/09, Strike Price: $28 ................         (200)       (9,000)
                                                                                            -----------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $811,353) ............                   (587,350)
                                                                                            -----------
OTHER LIABILITIES IN EXCESS OF ASSETS--(14.5)% .............................                 (9,137,991)
                                                                                            -----------
NET ASSETS 100.0% ..........................................................                $62,999,359
                                                                                            ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       23
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)

*    Non income producing security.

+ Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At May 31, 2009, these securities amounted to $2,578,637 or 4.1% of net assets.

(a) Securities considered Master Limited Partnership. At May 31, 2009, these securities amounted to $4,357,800 or 6.9% of net assets.

(b) Securities are considered illiquid. The total value of such securities as of May 31, 2009 was $1,292,350 or 2.1% of net assets.

(c)  Securities fair valued in accordance with Fair Value Procedures (See Note
     1).

(d)  The rate reported is the 7-day effective yield as of May 31, 2009.

LLC  Limited Liability Company

LP   Limited Partnership

PLC  Public Limited Company

SPDR Standard & Poor's Depository Receipts

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       24
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

STATEMENT OF ASSETS AND LIABILITIES
AS OF MAY 31, 2009 (UNAUDITED)

ASSETS:
Investments, at value (cost $95,508,008) (Note 1) ..............   $ 72,724,700
Receivable for investment securities sold ......................        794,313
Interest receivable ............................................        704,224
Dividends receivable ...........................................         81,975
Prepaid expenses and other assets ..............................        128,210
                                                                   ------------
      Total assets .............................................     74,433,422
                                                                   ------------
LIABILITIES:
Commercial paper (Note 4) ......................................      9,949,333
Covered call options written, at value
   (premiums received--$811,353) (Note 1) ......................        587,350
Payable for investment securities purchased ....................        481,806
Payable for investment management fees (Note 2) ................         51,752
Payable to custodian ...........................................         26,391
Payable for administration fees (Note 2) .......................         12,740
Accrued expenses and other liabilities .........................        324,691
                                                                   ------------
      Total liabilities ........................................     11,434,063
                                                                   ------------
NET ASSETS .....................................................   $ 62,999,359
                                                                   ============
NET ASSETS CONSIST OF:
   Common Stock, $0.01 par value
      (authorized 100,000,000 shares) ..........................   $    169,060
   Additional paid-in capital ..................................    181,044,215
   Distributions in excess of net investment income ............       (902,562)
   Accumulated net realized losses on investments and
      written call options .....................................    (94,752,049)
   Net unrealized depreciation on investments and
      written call options .....................................    (22,559,305)
                                                                   ------------
NET ASSETS .....................................................   $ 62,999,359
                                                                   ============
NET ASSET VALUE PER SHARE:
   $62,999,359 / 16,905,967 shares of Common Stock issued
      and outstanding ..........................................   $       3.73
                                                                   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       25
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MAY 31, 2009 (UNAUDITED)

INVESTMENT INCOME:
Interest .......................................................   $  1,883,508
Dividends ......................................................        919,065
                                                                   ------------
      Total investment income ..................................      2,802,573
                                                                   ------------
EXPENSES:
Investment management fees (Note 2) ............................        331,712
Commercial paper fees ..........................................        198,569
Administration fees (Note 2) ...................................         74,795
Legal fees .....................................................         71,989
Printing and shareholder reports ...............................         44,812
Audit fees .....................................................         32,885
Transfer agent fees ............................................         21,277
Directors' fees and expenses ...................................         13,141
Registration fees ..............................................         11,413
Custodian fees .................................................          8,881
Insurance fees .................................................          1,417
Other operating expenses .......................................         16,638
                                                                   ------------
   Total operating expenses ....................................        827,529
                                                                   ------------
Interest expense (Note 4) ......................................        166,764
                                                                   ------------
   Total expenses ..............................................        994,293
      Less: Investment management fees waived (Note 2) .........        (34,928)
                                                                   ------------
      Net expenses .............................................        959,365
                                                                   ------------
      NET INVESTMENT INCOME ....................................      1,843,208
                                                                   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on investments ...............................    (30,606,981)
Net realized gain on written call options ......................      1,531,122
Change in net unrealized appreciation
   on investments and written call options .....................     31,659,270
                                                                   ------------
Net realized and unrealized gain on investments
   and written call options ....................................      2,583,411
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  4,426,619
                                                                   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       26
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED
MAY 31, 2009 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in net assets resulting from operations ........   $  4,426,619
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating
      activities:
      Purchase of long-term portfolio investments ..............    (26,695,103)
      Proceeds from sales of long-term portfolio investments ...     25,811,139
      Net purchase of short-term portfolio investments .........    (25,834,915)
      Net proceeds from sales of short-term portfolio
         investments ...........................................     25,279,533
      Realized gain on written call options ....................     (1,531,122)
      Premiums received from options written ...................      5,431,067
      Premiums paid to closed options ..........................     (3,482,376)
      Amortization of premiums on investments ..................        (28,268)
      Realized losses from security transactions ...............     30,606,981
      Change in unrealized appreciation from security
         transactions and written call options .................    (31,659,270)
      Decrease in interest receivable ..........................        165,134
      Decrease in dividends receivable .........................         55,250
      Increase in receivable for securities sold ...............       (794,313)
      Increase in prepaid expenses and other assets ............        (70,646)
      Decrease in payable for securities purchased .............       (970,600)
      Decrease in payable for investment management fees .......         (7,833)
      Increase in payable for administration fees ..............          5,730
      Increase in payable to custodian .........................         26,391
      Increase in accrued expenses and other liabilities .......         93,119
                                                                   ------------
            Net cash provided by operating activities ..........        826,517
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Cash dividends paid to shareholders .........................     (3,448,816)
   Decrease in commercial paper, at value ......................          7,513
                                                                   ------------
            Net cash used in financing activities ..............     (3,441,303)
                                                                   ------------
            Net decrease in cash ...............................     (2,614,786)
CASH
            Cash at beginning of period ........................      2,614,786
                                                                   ------------
            Cash at end of period ..............................   $         --
                                                                   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       27
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE SIX      FOR THE
                                                               MONTHS ENDED    YEAR ENDED
                                                               MAY 31, 2009   NOVEMBER 30,
                                                                (UNAUDITED)       2008
                                                               ------------   ------------
OPERATIONS:
   Net investment income ...................................   $  1,843,208   $  9,420,942
   Net realized loss on investments ........................    (30,606,981)   (37,833,912)
   Net realized gain on written call options ...............      1,531,122      8,825,538
   Change in net unrealized appreciation
      (depreciation) on investments and written
      call options .........................................     31,659,270    (41,822,635)
                                                               ------------   ------------
Net increase (decrease) in net assets resulting
   from operations .........................................      4,426,619    (61,410,067)
                                                               ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income ...................................     (3,448,816)    (9,913,146)
   Tax return of capital ...................................             --     (4,609,079)
                                                               ------------   ------------
Net decrease in net assets resulting from
   dividends and distributions .............................     (3,448,816)   (14,522,225)
                                                               ------------   ------------
Total increase (decrease) in net assets ....................        977,803    (75,932,292)
                                                               ------------   ------------
NET ASSETS:
   Beginning of period .....................................     62,021,556    137,953,848
                                                               ------------   ------------
   End of period
      (including distributions in excess of net
      investment income $(902,562) and
      undistributed net investment income of
      $703,046, respectively) ..............................   $ 62,999,359   $ 62,021,556
                                                               ============   ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       28
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

FINANCIAL HIGHLIGHTS

                                                                  FOR THE
                                                                SIX MONTHS      FOR THE
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE                       ENDED       YEAR ENDED
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                  MAY 31, 2009   NOVEMBER 30,
FINANCIAL STATEMENTS                                            (UNAUDITED)       2008
                                                               ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................      $  3.67       $  8.16
                                                                  -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS: (1)
   Net investment income ...................................         0.11          0.56
   Net realized and unrealized gain (loss) on investment
      transactions and written call options ................         0.15         (4.19)
                                                                  -------       -------
      Total from investment operations .....................         0.26         (3.63)
                                                                  -------       -------
LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.20)        (0.59)
   Tax return of capital ...................................           --         (0.27)
                                                                  -------       -------
      Total dividends ......................................        (0.20)        (0.86)
                                                                  -------       -------
NET ASSET VALUE, END OF PERIOD .............................      $  3.73       $  3.67
                                                                  =======       =======
MARKET VALUE, END OF PERIOD ................................      $  3.07       $  2.60
                                                                  =======       =======
TOTAL RETURN BASED ON: (2)
   Net asset value .........................................         8.90%       (47.75)%
                                                                  =======       =======
   Market value ............................................        26.52%       (58.90)%
                                                                  =======       =======
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of period (000 omitted) .................      $62,999       $62,022
                                                                  =======       =======
   Total expenses including waiver of fees .................         2.75%(5)      2.41%
   Total expenses excluding waiver of fees .................         2.85%(5)      2.51%
   Total operating expenses including waiver of fees (4) ...         1.70%(5)      1.22%
   Total operating expenses excluding waiver of fees (4) ...         1.80%(5)      1.32%
   Commercial paper fees and interest expense ..............         0.26%(5)      1.19%
   Net investment income including waiver of fees ..........         5.28%(5)      5.97%
   Portfolio turnover ......................................           36%           54%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of period
      (000 omitted) ........................................      $10,000       $10,000
   Average daily balance of amortized cost of commercial
      paper outstanding (000 omitted) ......................      $ 9,960       $47,921
   Asset coverage per $1,000 at end of period ..............      $ 7,040       $15,880

----------
(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of managed net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

(5)  Annualized.

Amounts designated as "--" are $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       29
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

                                                               FOR THE YEARS ENDED
                                                                   NOVEMBER 30,
                                                               -------------------
                                                                 2007       2006
                                                               --------   --------
NET ASSET VALUE, BEGINNING OF YEAR .........................   $   9.55   $   8.65
                                                               --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS: (1)
   Net investment income ...................................       0.80       0.63
   Net realized and unrealized gain (loss) on investment
      transactions and written call options ................      (1.30)      1.20
                                                               --------   --------
      Total from investment operations .....................      (0.50)      1.83
                                                               --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ....................      (0.84)     (0.93)
   Tax return of capital ...................................      (0.05)        --
                                                               --------   --------
      Total dividends ......................................      (0.89)     (0.93)
                                                               --------   --------
NET ASSET VALUE, END OF YEAR ...............................   $   8.16   $   9.55
                                                               ========   ========
MARKET VALUE, END OF YEAR ..................................   $   7.35   $   9.78
                                                               ========   ========
TOTAL RETURN BASED ON: (2)
   Net asset value .........................................      (6.05)%    22.51%
                                                               ========   ========
   Market value ............................................     (17.19)%     0.36%
                                                               ========   ========
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of year (000 omitted) ...................   $137,953   $160,613
                                                               ========   ========
   Total expenses including waiver of fees .................       2.69%      2.59%
   Total expenses excluding waiver of fees .................       2.79%      2.68%
   Total operating expenses including waiver of fees (4) ...       1.15%      1.13%
   Total operating expenses excluding waiver of fees (4) ...       1.26%      1.24%
   Commercial paper fees and interest expense ..............       1.53%      1.44%
   Net investment income including waiver of fees ..........       6.33%      5.07%
   Portfolio turnover ......................................         74%        96%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of year
      (000 omitted) ........................................   $ 55,000   $ 55,000
   Average daily balance of amortized cost of commercial
      paper outstanding (000 omitted) ......................   $ 54,790   $ 54,659
   Asset coverage per $1,000 at end of year ................   $  3,903   $  3,980

----------
(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

Amounts designated as "--" are $0 or have been rounded to $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       30
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                               FOR THE YEARS ENDED
                                                                   NOVEMBER 30,
                                                               -------------------
                                                                 2005       2004
                                                               --------   --------
NET ASSET VALUE, BEGINNING OF YEAR .........................   $   8.96   $   8.52
                                                               --------   --------
INCOME/GAIN FROM INVESTMENT OPERATIONS: (1)
   Net investment income ...................................       0.61       0.55
   Net realized and unrealized gain on investment
      transactions and written call options ................       0.08       0.89
                                                               --------   --------
      Total from investment operations .....................       0.69       1.44
                                                               --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ....................      (0.53)     (0.54)
   Distributions in excess .................................      (0.01)     (0.46)
   Tax return of capital ...................................      (0.46)        --
                                                               --------   --------
      Total dividends and distributions ....................      (1.00)     (1.00)
                                                               --------   --------
NET ASSET VALUE, END OF YEAR ...............................   $   8.65   $   8.96
                                                               ========   ========
MARKET VALUE, END OF YEAR ..................................   $  10.70   $  10.03
                                                               ========   ========
TOTAL RETURN BASED ON: (2)
   Net asset value .........................................       8.19%     18.01%
                                                               ========   ========
   Market value ............................................      18.14%     14.02%
                                                               ========   ========
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of year (000 omitted) ...................   $144,352   $148,144
                                                               ========   ========
   Total expenses including waiver of fees .................       2.90%      2.26%
   Total expenses excluding waiver of fees .................       3.04%      2.40%
   Total operating expenses including waiver of fees (4) ...       1.59%      1.57%
   Total operating expenses excluding waiver of fees (4) ...       1.73%      1.71%
   Commercial paper fees and interest expense ..............       1.31%      0.69%
   Net investment income including waiver of fees ..........       7.00%      6.34%
   Portfolio turnover ......................................         80%        99%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of year
      (000 omitted) ........................................   $ 55,000   $ 50,000
   Average daily balance of amortized cost of commercial
      paper outstanding (000 omitted) ......................   $ 54,794   $ 54,052
   Asset coverage per $1,000 at end of year ................   $  3,679   $  3,680

----------
(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value, which can be significantly greater or less than the net asset value, may result in substantially different returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of average weekly net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

Amounts designated as "--" are $0 or have been rounded to $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                       31
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Chartwell Dividend and Income Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 6, 1998 and is registered under the Investment Company Act of 1940 as amended, (the "Act"), as a closed-end, diversified management investment company. Investment operations commenced on June 29, 1998. The Fund's primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Fund that are listed on a securities exchange, except for debt securities, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Fund that are quoted on the NASDAQ market system are valued at the official closing price, or if there is none, at the last sales price. If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at last bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. All securities and assets for which quotations are not readily available, of which there were $1,842,350 as of May 31, 2009, are valued in accordance with Fair Value Procedures established by the Board of Directors (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, among other things: the security's trading has been halted or suspended;


                                       32
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Financial Accounting Standards Board (FASB) STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157 is effective for the Fund's financial statements issued after December 1, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at May 31, 2009:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1              $38,840,314       $(587,350)
Level 2               32,042,036              --
Level 3                1,842,350              --
                     -----------       ---------
   TOTAL             $72,724,700       $(587,350)
                     ===========       =========

*    OTHER FINANCIAL INSTRUMENTS ARE WRITTEN COVERED CALL OPTIONS.


                                       33
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   --------------
BALANCE AS OF 11/30/08                              $ 5,791,150
Realized gain/(loss)                                 (5,652,009)
Change in unrealized appreciation/(depreciation)      1,744,668
Net purchase/(sales)                                    (41,459)
Net transfers in and/or out of Level 3                       --
                                                    -----------
BALANCE AS OF 5/31/09                               $ 1,842,350
                                                    ===========

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

CASH AND CASH EQUIVALENTS: Idle cash may be swept into various money market funds and is classified as cash equivalents on the Schedule of Investments. Amounts invested are generally available on the same business day.

WRITTEN OPTIONS: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

FASB Statement of SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", is effective for the Fund's financial statements issued after November 15, 2008. The new standard requires all companies including funds, to disclose information intended to enable financial statements users to understand how and why the company uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the Fund's financial position, result of operations and cash flows.

The Fund is permitted to write covered call options on equity securities or stock indexes. The Fund writes covered call options to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk and/or hedge to reduce individual security risk. As of May 31, 2009, the Fund had $587,350 in covered call options written representing 0.9% of the Fund's net assets.


                                       34
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

DIVIDENDS AND DISTRIBUTIONS: The Fund will declare and pay dividends to shareholders on a monthly basis. Net long-term capital gains, if any, in excess of capital loss carryforwards are distributed to shareholders annually. Dividends from net investment income and capital gain distributions, if any, are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Dividends and distributions, if any, to shareholders are recorded on the ex-dividend date.

The Fund currently intends to distribute a monthly fixed amount to shareholders. The Fund's final distribution for each calendar year may exceed that amount, however, to the extent necessary for the Fund to have distributed all of its net investment company taxable income and net capital gains recognized during the year, if any. If, for any calendar year, the total distributions exceed current and accumulated earnings and profit, the excess, distributed from the Fund's assets, will generally be treated as a tax-free return of capital and will result in a reduction in the shareholder's basis. The Board reserves the right to change the aforementioned dividend policy from time to time.

BORROWINGS: The Fund issues short-term commercial paper at a discount from par. The discount is amortized to interest expense over the life of the commercial paper using the straight-line method. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $15,000,000. Effective February 28, 2009, the borrowings under the line of credit are secured by a perfected security interest on all of the Fund's assets, and the bank has imposed a 1.00% per annum commitment fee on the unused balance. There were no borrowings under this arrangement during the six months ended May 31, 2009.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market for these securities existed.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes original issue discount on securities using the effective interest method.

FEDERAL INCOME TAXES: It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income or excise tax is required.

On May 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return


                                       35
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

The adoption of FIN 48 did not result in the recording of any tax expense in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENTS IN PREFERRED TERM SECURITIES ("PTSS"): The Fund invests in Preferred Term Securities, a type of collateralized debt obligation ("CDO"). A PTS is a trust collateralized by a pool of capital securities of affiliated holding corporations, typically of, but not limited to, smaller to medium sized banks and insurance companies.

The income tranche of these securities, owned by the Fund, receives residual cash disbursements after the senior tranches are paid a stated rate of interest. Dividend income from these securities is recorded based on anticipated cash flows and the internal rate of return of each PTS. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each PTS quarterly, and may differ from the estimated amounts.

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), PTSs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in PTSs that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer or unexpected investment results.

NOTE 2. INVESTMENT MANAGEMENT, ADMINISTRATION, CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with Chartwell Investment Partners, (the "Manager"). The Manager manages the Fund's portfolio and makes investment decisions. For these services, the Fund


                                       36
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

pays the Manager a monthly fee at an annual rate of 0.95% of the Fund's Managed Assets. "Managed Assets" are the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities, excluding debt related to leveraging, short-term debt and the aggregate liquidation preference of any outstanding preferred stock. The Manager has agreed to limit the investment management fee paid to it by the Fund to 0.85% of the Fund's Managed Assets. This waiver is voluntary and may be changed at any time.

The Fund has entered into an administration agreement with SEI Investments Global Funds Services (the "Administrator"). Under such agreement, the Administrator performs or arranges for the performance of certain administrative services necessary for the operation of the Fund. The Fund pays a fee to the Administrator based on the Fund's Managed Assets according to the following rates: 0.10% on the first $250 million of such Managed Assets and 0.09% on such Managed Assets in excess of $250 million, subject to a minimum annual fee of $150,000.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager. The Fund pays each director, who is not an "affiliated person" as defined in the Act (a "Disinterested Director"), a fee of $2,000 for each regular Board Meeting attended, $750 for each special Board Meeting attended, plus $1,000 per year for audit committee members. Each Disinterested Director is reimbursed for reasonable out-of-pocket expenses associated with attending Board and Committee Meetings.

For the six months ended May 31, 2009, the Fund incurred a legal expense of $71,989 for services provided by Drinker Biddle & Reath LLP, counsel for the Fund. A partner of the firm is an officer of the Fund.

U.S. Bank serves as the custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTE 3. PURCHASE AND SALES OF INVESTMENTS

For the six months ended May 31, 2009, purchases and sales of investments, excluding short-term investments, totaled $26,695,103 and $25,811,139, respectively.

The following table summarizes the Fund's call options written for the six months ended May 31, 2009:

                                                        NUMBER OF
                                                        CONTRACTS     PREMIUMS
                                                        ---------   -----------
Options outstanding, November 30, 2008 ..............       8,500   $   784,470
Options written .....................................      67,550     5,431,067
Options expired .....................................     (30,300)   (1,908,371)
Options exercised ...................................        (850)      (91,209)
Options closed ......................................     (34,650)   (3,404,604)
                                                          -------   -----------
Options outstanding, May 31, 2009 ...................      10,250   $   811,353
                                                          =======   ===========


                                       37
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

NOTE 4. COMMERCIAL PAPER

As of May 31, 2009, $10,000,000 of commercial paper was outstanding with an amortized cost of $9,918,750. The average discount rate of commercial paper outstanding at May 31, 2009 was 3.25%. The average daily balance of commercial paper outstanding for the six months ended May 31, 2009, was $9,959,590 at a weighted average discount rate of 3.39%. The maximum face amount of commercial paper outstanding at any time during the six months ended May 31, 2009, was $10,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $15,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. Effective February 28, 2009, the borrowings under the line of credit are secured by a perfected security interest on all of the Fund's assets. The commitment fee is computed at the rate of 1.00% per annum on the unused balance. There were no borrowings under this arrangement during the six months ended May 31, 2009.

NOTE 5. CAPITAL STOCK

There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 16,905,967 shares of common stock outstanding at May 31, 2009, the Manager owned 22,671 shares.

For the six months ended May 31, 2009 and the year ended November 30, 2008, the Fund issued no shares in connection with the Fund's dividend reinvestment plan.

NOTE 6. MARKET AND CREDIT RISKS

The Fund may invest in high yielding fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba1 or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The Fund may invest up to 15% of its total assets in illiquid securities and other securities which may not be readily marketable. In addition, the Fund may purchase securities sold in reliance of Rule 144A of the Securities Act of 1933. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

NOTE 7. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income or excise tax is required.


                                       38
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

         ORDINARY      RETURN
          INCOME     OF CAPITAL      TOTALS
       -----------   ----------   -----------
2008   $ 9,913,146   $4,609,079   $14,522,225
2007    14,219,577      825,229    15,044,806

As of November 30, 2008, the components of Distributable Earnings (Accumulated Losses) were as follows:

Capital loss carryforwards    $ (56,121,066)
Post-October losses              (9,449,141)
Net unrealized depreciation     (54,324,559)
Other temporary differences         703,047
                              -------------
Total accumulated losses      $(119,191,719)
                              =============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through November 30, 2008, that in accordance with federal income tax regulations the Fund may elect to defer or treat as having arisen in the following fiscal year.

The following summarizes the capital loss carryforwards as of November 30, 2008. These capital loss carryforwards are available to offset future net capital gains.

EXPIRING IN FISCAL YEAR               AMOUNT
-----------------------            -----------
         2009                      $ 7,900,696
         2010                       30,533,344
         2011                          771,608
         2014                          103,382
         2016                       16,812,036
                                   -----------
Total capital loss carryforwards   $56,121,066
                                   ===========

During the year ended November 30, 2008, the Fund utilized none of the capital loss carryforwards to offset capital gains.

The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation on investments excluding written options held by the Fund at May 31, 2009, were as follows:

Federal Tax Cost ..............................................    $ 95,508,008
                                                                   ------------
Aggregate Gross Unrealized Appreciation .......................       3,489,890
Aggregate Gross Unrealized Depreciation .......................     (26,273,198)
                                                                   ------------
Net Unrealized Depreciation ...................................    $(22,783,308)
                                                                   ============


                                       39
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

NOTE 8. SUBSEQUENT EVENTS

The Board of the Fund declared the following dividends:

DECLARATION DATE      EX-DATE       RECORD DATE     PAYABLE DATE    DIVIDEND RATE
----------------   -------------   -------------    -------------   -------------
  June 1, 2009     June 16, 2009   June 18, 2009    June 30, 2009      $0.034
  July 1, 2009     July 21, 2009   July 23, 2009    July 31, 2009       0.034

NOTE 9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 10. ACCOUNTING PRONOUNCEMENTS

In April 2009, the FASB issued Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB statement No. 157, "Fair Value Measurements", when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.


                                       40
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains distributions will be automatically reinvested in additional shares of common stock of the Fund by PNC Global Investment Servicing ("PNC Global") formerly known as PFPC, Inc., as agent for shareholders in administering the Plan (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash, paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PNC Global, as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to PNC Global, as dividend paying agent, at the address set forth below.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date. Otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares a distribution, an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund or (ii) by purchase of outstanding shares of common stock on the open market on the NYSE or elsewhere. If on the payment date of the dividend, the net asset value per share of the common stock is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on the "ex-dividend" basis or in no event more than 30 days after the dividend payment date to invest the dividend amount in shares acquired in


                                       41
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. The Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions


                                       42
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at PNC Global Investment Servicing, P.O. Box 43027, Providence, RI 02940-3027,
Attn: Closed-End Department.

FEDERAL TAX INFORMATION (UNAUDITED)

Information for Federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended November 30, 2008.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there have been no material changes in the Fund's investment objective or fundamental policies that have not been approved by the shareholders, other than the changes to the investment policies regarding investments in securities issued by other investment companies and temporary investments described on pages 3 and 4. There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no material changes in the principal risk factors associated with investment in the Fund.

EFFECTS OF LEVERAGE (UNAUDITED)

Leverage of $60 million in commercial paper was initially sold by the Fund on July 28, 1999. As of May 31, 2009, the Fund had $10 million outstanding at 3.25% per annum maturing on July 28, 2009. All interest rates include fees due to the broker-dealer. The Fund must experience an annual return of 0.43% to cover interest payments on the commercial paper.

The following table explains the potential effects of leverage on the equity returns of common shareholders:

Assumed return on portfolio
   (net of expenses) ...............   (10.00)%  (5.00)%   0.00%   5.00%  10.00%
Corresponding return to common
   stockholder .....................   (12.04)%  (6.27)%  (0.50)%  5.27%  11.04%


                                       43
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

Assumes $65 million assets attributable to common shareholders; $10 million aggregate leverage with an average interest rate of 3.25%. All figures appearing above are hypothetical returns generated to assist investors in understanding the effects of leverage. Actual returns may be greater or less than those appearing in the table.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio securities as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund toll-free at
(866) 585-6552; (ii) on the Fund's website at www.chartwellip.com; and (iii) on the SEC's website at http://www.sec.gov.

NEW YORK STOCK EXCHANGE CERTIFICATION

The Fund's President has certified to the New York Stock Exchange that, as of May 18, 2009, he was not aware of any violation by the Fund of the applicable NYSE Corporate Governance listing standards. In addition, the Fund has filed certifications of its principal executive officer and principal financial officer as exhibits to its reports on Form N-CSR filed with the Securities and Exchange Commission relating to the quality of the disclosures contained in such reports.


                                       44
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

CHARTWELL BOARD CONSIDERATIONS RELATING TO THE ADVISORY CONTRACT RENEWAL (UNAUDITED)

The Board of Directors of the Fund determined on April 22, 2009 whether to renew the Advisory Agreement with Chartwell Investment Partners, LP ("Chartwell Partners") (the "Agreement"). Prior to making its determination, the Board received detailed information from Chartwell Partners, including, among other things, information provided by Lipper, Inc. ("Lipper") comparing the performance of the Fund for the one, two, three, four and five year periods ended February 28, 2009 to the performance of an income and preferred stock universe selected by Lipper and a leveraged high yield universe selected by Lipper at the request of Chartwell Partners; advisory fee and other expense information for the Fund as compared to these peer groups; and information provided by Chartwell Partners responsive to requests by the Fund's independent counsel for certain information to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's duties and responsibilities in considering renewal of the Agreement.

In reaching its decision to renew the Agreement, the Board, including a majority of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), considered, among other things: (i) the nature, extent and quality of Chartwell Partners' services provided to the Fund;
(ii) the experience and qualifications of the portfolio management team; (iii) its investment philosophy and process; (iv) Chartwell Partners' assets under management, client descriptions and performance record for each of its investment strategies; (v) its annual compliance summary; (vi) its soft dollar commission, broker selection, best execution and trade allocation policies;
(vii) current advisory fee arrangements with the Fund and its other clients;
(viii) Lipper information comparing the Fund's performance, advisory fee and expense ratio to that of its peer groups; (ix) Chartwell Partners' financial information and profitability analysis related to providing advisory services to the Fund, including the commission arrangement with Merrill Lynch; (x) any compensation and other possible benefits to Chartwell Partners arising from its advisory and other relationships with the Fund; and (xi) the extent to which economies of scale are relevant to the Fund. The Board noted, in particular the Fund's expenses relative to its peers and the impact of the unique investment strategy of the Fund and the commission arrangement with Merrill Lynch whereby Chartwell Partners has been paying the underwriter's commission in connection with the Fund's initial public offering.


                                       45
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

(UNAUDITED)

During the course of its deliberations, the Board, including a majority of Independent Directors, reached the following conclusions, among others, regarding Chartwell Partners and the Agreement: the Fund's advisory fee and expense ratio are above average in comparison to those of its comparable Lipper peer groups and both are reflective of the unique and bifurcated investment style of the Fund; Chartwell Partners' fees for managing the Fund are reasonable as compared to fees it charges for managing assets for other clients and considering the unique investment strategy of the Fund; the Fund's performance is generally competitive (performance for certain periods was higher and for other periods was lower) with that of the comparable Lipper peer groups; the nature, extent and quality of services provided by Chartwell Partners in advising the Fund was satisfactory; the profits earned by Chartwell Partners seemed reasonable; and the benefits derived by Chartwell Partners from managing the Fund, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Independent Directors discussed economies-of-scale, but noted that asset growth to achieve such economies was unlikely for a closed-end fund such as the Fund.

Based on the factors considered, the Board, including a majority of the Independent Directors, concluded that it was appropriate to renew the Agreement.


                                       46
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The Annual Meeting of shareholders of the Chartwell Dividend and Income Fund, Inc. was held on April 22, 2009 at the offices of PNC Global Investment Servicing, 103 Bellevue Parkway, Wilmington, Delaware. The description of the proposal and number of shares voted at the meeting are as follows:

                                                       VOTES      VOTES      VOTES
                                                        FOR      AGAINST   WITHHELD
                                                    ----------   -------   --------
To elect the following
   directors to serve as the
   Class I directors for a
   three-year term expiring    Kenneth F. Herlihy   14,448,619      0       869,909
   in 2012:                    C. Warren Ormerod    14,463,422      0       855,106

Directors whose terms of office continue beyond this meeting are Winthrop S. Jessup, Marie D. Fairchild and Bernard P. Schaffer.


                                       47
                                    CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2009

DIRECTORS
Winthrop S. Jessup, Chairman
Marie D. Fairchild
Kenneth F. Herlihy
C. Warren Ormerod
Bernard P. Schaffer

OFFICERS
Winthrop S. Jessup, President
G. Gregory Hagar, Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer
Bernard P. Schaffer, Vice President
Kevin A. Melich, Vice President
Timothy J. Riddle, Vice President
Andrew S. Toburen, Vice President
Michael P. Malloy, Secretary
Maria E. Pollack, Assistant Secretary

INVESTMENT MANAGER
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite
400 Berwyn, PA 19312

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
U.S. Bank
Two Liberty Place
Philadelphia, PA 19102

TRANSFER AGENT
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103

This report, including the financial statements herein, is transmitted to the shareholders of Chartwell Dividend and Income Fund, Inc. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report. Past performance results should not be considered a representation of future performance. Statements and other information contained in this report are as dated and are subject to change.

Past performance is no guarantee of future results. Share prices will fluctuate, so that a share may be worth more or less than its original cost when sold. The investment adviser's commentaries included in this report contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K in its proxy statement filed with the Commission on March 13,2009.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as EX-99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date: August 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date: August 1, 2009


By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date: August 1, 2009

* Print the name and title of each signing officer under his or her signature.